Stock Options	12 Months Ended
Dec. 31, 2012
StockOptionsAbstract
Stock Options

Note 14 - Stock Options

Options to buy stock have been granted to key employees under an incentive stock option plan to provide them with additional equity interest in ChoiceOne. ChoiceOne recognized compensation expense of $0 in 2012, $5,000 in 2011, and $15,000 in 2010 in connection with stock options that vested for current participants during these years. The Amended and Restated Executive Stock Incentive Plan under which the stock options were granted expired in 2012. A new Stock Incentive Plan was approved by the Registrant’s shareholders at the Annual Meeting held on April 25, 2012. The new plan provides for the issuance of up to 100,000 shares of common stock. At December 31, 2012, there were 100,000 shares available for future grants.

A summary of the activity in the plan follows:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Options outstanding, beginning of year	46,656	$16.62	49,232	$16.46	49,232	$16.46
Options granted	—	—	—	—	—	—
Options exercised	2,625	$13.70	2,576	$13.44	—	—
Options forfeited or expired	7,131	$15.97	—	—	—	—
Options outstanding, end of year	36,900	$16.95	46,656	$16.62	49,232	$16.46

Options exercisable at December 31	36,900	$16.95	46,656	$16.62	46,357	$16.64

The range of prices for options outstanding and exercisable at the end of 2012 ranged from $13.50 to $21.43 per share. The weighted average remaining contractual life of options outstanding and exercisable at the end of 2012 was approximately 3.2 years. A total of 12,100 options had an exercise price lower than ChoiceOne’s closing stock price as of the end of 2012, while 24,800 options had an exercise price higher than the closing stock price. Information pertaining to options outstanding at December 31, 2012 is as follows:

Exercise price of stock options:	Number of options outstanding at year-end	Number of options exercisable at year-end	Average remaining contractual life (in years)
$13.50	10,000	10,000	5.07
$13.70	2,100	2,100	0.04
$16.31	5,512	5,512	1.06
$17.95	8,000	8,000	4.05
$18.85	5,250	5,250	3.05
$21.43	6,038	6,038	2.05

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. ChoiceOne uses historical data to estimate the volatility of the market price of ChoiceOne stock and employee terminations within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. No options were granted in 2012, 2011, or 2010.

There were no shares that were vested during 2012. As of December 31, 2012, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the plan.